PGIM US Large-Cap Buffer 20 ETF - August
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 103.3%
Affiliated Mutual Fund 2.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $48,539)(wb)	48,539	$48,539
Options Purchased*~ 100.6%
(cost $1,808,483)		1,808,352

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3% (cost $1,857,022)		1,856,891
Options Written*~ (3.5)%
(premiums received $62,427)		(62,560)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.8% (cost $1,794,595)		1,794,331
Other assets in excess of liabilities(z) 0.2%		3,433

Net Assets 100.0%		$1,797,764

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$5.51		32		3	$1,721,088
SPDR S&P 500 ETF Trust	Put	07/31/25	$550.81		32		3	87,264
Total Options Purchased (cost $1,808,483)								$1,808,352

PGIM US Large-Cap Buffer 20 ETF - August
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$616.14		32		3	$(43,168)
SPDR S&P 500 ETF Trust	Put	07/31/25	$440.65		32		3	(19,392)
Total Options Written (premiums received $62,427)							$(62,560)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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